Lease (Tables)	6 Months Ended
Jun. 30, 2026
Lease
Schedule of future minimum lease payments under the non-cancellable operating leases

The total future minimum lease payments under the non-cancellable operating leases as of June 30, 2026 are as follows:

Year ending December 31,	Minimum lease payments
USD

2026	156,790
2027	5,101
Total lease payments	161,891
Less: Interest	(3,667)
Total lease liabilities	158,224

Schedule of future amortization of thee ROU assets	Future amortization of the Group’s ROU assets is presented below:
Year ending December 31,
USD
2026	81,140
2027	146,127
Total	227,267